Acquisition of Biostrand (Tables) - BioStrand B.V.	12 Months Ended
Apr. 30, 2022
Disclosure of detailed information about business combination [line items]
Summary of Allocated Purchase Price
The Company has allocated the purchase price on a preliminary basis as follows:

(in thousands)	$
Cash	5,054
Common shares of the Company	29,126

Fair value of consideration	34,180

Cash	36
Amounts receivable	80
Unbilled revenue	8
Equipment	24
Intangible assets (not deductible for tax purposes)	28,459
Proprietary processes (not deductible for tax purposes)	391
Goodwill (not deductible for tax purposes)	12,727
Accounts payable and accrued liabilities assumed	(342)
Deferred revenue	9

Deferred income tax liability	(7,212)

34,180

Summary of Changes in Value of Subsequent Payments	The changes in the value of the subsequent payments during the year ended April 30, 2022 are as follows:

(in thousands)	$
Balance, April 30, 2021	—
Amount at date of acquisition	1,317
Foreign exchange	(12)

Balance, April 30, 2022	1,305
Less: Current portion	(808)
Non-current portion	497